ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	$ 3,797,360,388	$ 3,321,418,656
Total liabilities	3,345,731,754	2,874,792,788
Total revenues	225,365,547	264,488,162	$ 138,496,690
VIEs
Variable Interest Entity [Line Items]
Total assets	70,240,807	67,956,979
Total liabilities	30,488,561	25,428,952
Total revenues	44,382,701	65,295,325	16,191,693
VIEs | Intercompany Eliminations
Variable Interest Entity [Line Items]
Total assets	(38,288,706)	(29,039,312)
Total liabilities	(17,552,417)	(8,752,699)
Total revenues	$ 40,966,619	$ 60,971,555	$ 13,565,810